Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Interest and dividend income (Note 3)
Loans	$ 14,330	$ 12,269
Securities	4,832	4,554
Assets purchased under reverse repurchase agreements and securities borrowed	5,924	7,221
Deposits and other	1,369	1,565
Interest and dividend income	26,455	25,609
Interest expense (Note 3)
Deposits and other	11,816	11,305
Other liabilities	6,526	7,786
Subordinated debentures	165	186
Interest expense	18,507	19,277
Net interest income	7,948	6,332
Non-interest income
Insurance service result (Note 7)	286	187
Insurance investment result (Note 7)	82	141
Trading revenue	1,195	804
Investment management and custodial fees	2,667	2,185
Mutual fund revenue	1,236	1,030
Securities brokerage commissions	471	388
Service charges	612	554
Underwriting and other advisory fees	674	606
Foreign exchange revenue, other than trading	318	262
Card service revenue	317	326
Credit fees	435	395
Net gains on investment securities	55	70
Income (loss) from joint ventures and associates	19	12
Other	424	193
Non-interest income	8,791	7,153
Total revenue	16,739	13,485
Provision for credit losses (Notes 4 and 5)	1,050	813
Non-interest expense
Human resources (Note 8)	5,987	5,163
Equipment	681	619
Occupancy	429	407
Communications	327	321
Professional fees	502	624
Amortization of other intangibles	435	352
Other	895	838
Non-interest expense	9,256	8,324
Income before income taxes	6,433	4,348
Income taxes (Note 9)	1,302	766
Net income	5,131	3,582
Net income attributable to:
Shareholders	5,129	3,580
Non-controlling interests	2	2
Net income	$ 5,131	$ 3,582
Basic earnings per share (in dollars) (Note 11)	$ 3.54	$ 2.5
Diluted earnings per share (in dollars) (Note 11)	3.54	2.5
Dividends per common share (in dollars)	$ 1.48	$ 1.38